CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 261,292	$ 293,426	$ 286,496
Cost of revenues:
Total cost of revenues	51,710	53,884	52,446
Gross profit	209,582	239,542	234,050
Operating expenses, net:
Research and development, net	82,617	86,562	74,098
Sales and marketing	126,237	126,533	119,842
General and administrative	32,408	29,786	21,885
Total operating expenses, net	241,262	242,881	215,825
Operating income (loss)	(31,680)	(3,339)	18,225
Financial income, net	13,927	8,052	4,407
Income (loss) before taxes on income	(17,753)	4,713	22,632
Taxes on income	3,837	4,879	14,821
Net income (loss) attributable to Radware Ltd.’s shareholders	$ (21,590)	$ (166)	$ 7,811
Basic net earnings (loss) per share	$ (0.5)	$ 0	$ 0.17
Diluted net earnings (loss) per share	$ (0.5)	$ 0	$ 0.16
Weighted-average shares used to compute net income (loss) per share, Basic	42,871,770	44,943,168	45,919,835
Weighted-average shares used to compute net income (loss) per share, Diluted	42,871,770	44,943,168	47,503,091
Products [Member]
Revenues:
Total revenues	$ 145,541	$ 172,161	$ 170,438
Cost of revenues:
Total cost of revenues	41,450	43,014	42,191
Services [Member]
Revenues:
Total revenues	115,751	121,265	116,058
Cost of revenues:
Total cost of revenues	$ 10,260	$ 10,870	$ 10,255